Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 1,229,413	$ 1,019,539	$ 930,739
Royal Dutch Shell Plc [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	315,300
Petroleo Brasileiro S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	224,600	228,100	228,900
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	132,700	194,300	183,000
E. ON [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 129,200	120,200
Repsol S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues		$ 112,600	$ 122,100
Sales Revenue, Net [Member] | Royal Dutch Shell Plc [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	26.00%
Sales Revenue, Net [Member] | Petroleo Brasileiro S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	18.00%	22.00%	25.00%
Sales Revenue, Net [Member] | Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	11.00%	19.00%	20.00%
Sales Revenue, Net [Member] | E. ON [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	11.00%	12.00%
Sales Revenue, Net [Member] | Repsol S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue		11.00%	13.00%